Unaudited Interim Condensed Consolidated Statements of Changes in Equity (Deficit) - USD ($) $ in Thousands	Share capital	Other reserve	Translation reserve	Additional paid in capital	Accumulated deficit	Total	Non-controlling Interest	Total
Balance at Dec. 31, 2019	$ 410	$ 1,500	$ 2	$ 48,051	$ (63,340)	$ (13,377)	$ 3,501	$ (9,876)
Changes during the period:
Issuance of ordinary shares, net	131			5,173		5,304		5,304
Issuance of shares within share based compensation	11			467		478		478
Conversion of financial liability to shares	20			702		722		722
Conversion of loans from controlling shareholder into shares	93			4,907		5,000		5,000
Comprehensive loss for the period:
Loss for the period					(4,900)	(4,900)	(81)	(4,981)
Other comprehensive income
Total comprehensive loss for the period					(4,900)	(4,900)	(81)	(4,981)
Balance at Jun. 30, 2020	665	1,500	2	59,300	(68,240)	(6,773)	3,420	(3,353)
Balance at Dec. 31, 2020	819	1,500	2	67,257	(75,876)	(6,298)	3,349	(2,949)	[1]
Changes during the period:
Issuance of ordinary shares, net	270			13,144		13,414		13,414
Issuance of shares within share based compensation	95			(98)		(3)		(3)
Conversion of financial liability to shares	28			931		959		959
Comprehensive loss for the period:
Loss for the period					(4,694)	(4,694)	(77)	(4,771)
Other comprehensive income
Total comprehensive loss for the period					(4,694)	(4,694)	(77)	(4,771)
Balance at Jun. 30, 2021	$ 1,212	$ 1,500	$ 2	$ 81,234	$ (80,570)	$ 3,378	$ 3,272	$ 6,650

[1]	The December 31, 2020 balances were derived from the Company’s audited annual financial statements.